Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-1

Collection Period	03/01/15-03/31/15
Determination Date	4/9/2015
Distribution Date	4/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$449,298,652.36
2.	Collections allocable to Principal				$19,649,124.53
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$989,441.58

5.	Pool Balance on the close of the last day of the related Collection Period				$428,660,086.25
	(Ln1 – Ln2 – Ln3 – Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				36,978
7.	Initial Pool Balance				$1,045,000,032.53

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$236,073,652.20		$215,435,086.09
	d.	Class A-4 Note Balance	$151,048,000.00		$151,048,000.00
	e.	Class B Note Balance	$14,630,000.00		$14,630,000.00
	f.	Class C Note Balance	$27,692,000.00		$27,692,000.00
	g.	Class D Note Balance	$14,630,000.00		$14,630,000.00

	h.	Note Balance (sum a – g)	$444,073,652.20		$423,435,086.09
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.7110652		0.6489009
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.4249509		0.4052010
10.	Overcollateralization Target Amount				$5,225,000.16
11.	Current overcollateralization amount (Pool Balance – Note Balance)				$5,225,000.16
12.	Weighted Average Coupon			%	7.75%
13.	Weighted Average Original Term			months	67.52
14.	Weighted Average Remaining Term			months	38.79

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,918,658.71
	b.	Liquidation Proceeds allocable to Finance Charge			$605.79
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a – c)			$2,919,264.50
16.	Principal:
	a.	Collections allocable to Principal			$19,649,124.53
	b.	Liquidation Proceeds allocable to Principal			$628,263.86
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a – c)			$20,277,388.39

17.	Total Finance Charge and Principal Collections (15d + 16d)		$23,196,652.89
18.	Interest Income from Collection Account		$1,587.32
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$23,198,240.21

Available Funds

21.	Available Collections		$23,198,240.21
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$23,198,240.21

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$374,415.54
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$374,415.54

	d.	Shortfall Amount (a + b – c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,808.12
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,808.12

	e.	Shortfall Amount (a + b + c – d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a – c)	$0.00
	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e – g)	$0.00
	i.	Class A-3 Monthly Interest	$118,036.83
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i – k)	$118,036.83
	m.	Class A-4 Monthly Interest	$112,027.27
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m – o)	$112,027.27
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$15,117.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a – c)	$15,117.67
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,538.07
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a – c)	$35,538.07
32.	Tertiary Principal Distributable Amount		$783,565.95

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,261.42
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a – c)	$24,261.42
34.	Quaternary Principal Distributable Amount		$14,630,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$16,095,770.87
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$5,225,000.16
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,919,264.50
	b.	Total Daily Deposits of Principal Collections	$20,277,388.39
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,587.32

	e.	Total Deposits to Collection Account (sum a – d)	$23,198,240.21
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$374,415.54
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,808.12
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,943,547.37
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,877,469.18

	f.	Total Withdrawals from Collection Account (sum a – e)	$23,198,240.21

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$118,036.83
	d.	Class A-4 Interest Distribution	$112,027.27
	e.	Class B Interest Distribution	$15,117.67
	f.	Class C Interest Distribution	$35,538.07
	g.	Class D Interest Distribution	$24,261.42
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$20,638,566.11
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a – n)	$20,943,547.37
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$20,756,602.94
	d.	Class A-4 Distribution	$112,027.27
	e.	Class B Distribution	$15,117.67
	f.	Class C Distribution	$35,538.07
	g.	Class D Distribution	$24,261.42

	h.	Total Withdrawals from Note Payment Account (sum a – g)	$20,943,547.37

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,877,469.18
	b.	Reserve Account surplus (Ln 55)	$224.48

	c.	Total Deposits to Certificate Payment Account (sum a – b)	$1,877,693.66
46.	Withdrawals
	a.	Certificateholder Distribution	$1,877,693.66

	b.	Total Withdrawals from Certificate Payment Account	$1,877,693.66

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,612,500.08	$2,612,500.08
	b.	Note Balance	$423,435,086.09
48.	Required Reserve Account Amount		$2,612,500.08

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,612,500.08
50.	Investment Earnings		$224.48
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 – Ln 51)		$2,612,724.56
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$224.48

56.	Ending Balance (Ln52 + Ln53 – Ln54 – Ln55)		$2,612,500.08
57.	Reserve Account Deficiency (Ln48 – Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$374,415.54
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,808.12
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$20,943,547.37
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,877,469.18
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$224.48
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$20,756,602.94
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$112,027.27
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$15,117.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$35,538.07
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$24,261.42
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,877,693.66

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$360,571.93
74.	Cumulative Net Losses			$15,427,319.23
75.	Cumulative Net Loss Percentage			1.4763%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	903	$12,836,806.71
	b.	61 to 90 days past due	280	$3,979,764.20
	c.	91 or more days past due	85	$1,128,039.97

	d.	Total Past Due (sum a – c)	1,268	17,944,610.88

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,172,071,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2015.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer